INVENTORIES, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 - INVENTORIES, NET

Inventories are comprised of the following components:

	December 31,	March 31,
	2021	2021

Finished Goods	$8,427,000	$5,348,000
Inventory in Transit	1,655,000	250,000
Estimated Amount of Future Returns	1,978,000	528,000
Subtotal	12,060,000	6,126,000
Less:Inventory Reserve	934,000	636,000

Inventories, net	$11,126,000	$5,490,000

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)

NOTE 3 –  INVENTORIES, NET

Inventories are comprised of the following components:

	March 31,	March 31,
	2021	2020

Finished Goods	$5,400,000	$6,600,000
Inventory in Transit	200,000	100,000
Estimated Amount of Future Returns	500,000	1,300,000
Subtotal	6,100,000	8,000,000
Less: Inventory Reserve	600,000	400,000

Total Inventories	$5,500,000	$7,600,000